SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
End of period/year	$ 79,354	$ 45,273
Less: net amount due within one year (Note 16)	(11,658)	(7,839)
Net amount due after one year	$ 67,696	$ 37,434